UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      September 28, 2007

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sanborn Kilcollin Partners, LLC
Address:   70 West Madison Street, Suite 5320
           Chicago, IL 60602

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:   Thomas Eric Kilcollin
Title:  Managing Member
Phone:  312-499-0900
Signature, Place, and Date of Signing:

    /s/ T. Eric Kilcollin         Chicago, IL           November 15, 2007
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          26
Form 13F Information Table Value Total:    $ 326287
                                          (Thousands)
List of Other Included Managers:
NONE

                                                 FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED  NONE
----------------------------- ---------------- --------- --------- --------- --- ---- ------- ------------ --------- ------ ------
***COVIDIEN LIMITED           COMM             G2552X108      3159     76120 SH        SOLE                    76120
***TYCO ELECTRONICS LTD       COMM             G9144P105      2697     76120 SH        SOLE                    76120
***TYCO INTERNATIONAL LTD     COMM             G9143X208      3423     77193 SH        SOLE                    77193
ALTRIA GROUP INC              COMM             02209S103     21086    303265 SH        SOLE                   303265
AMERICAN GREETINGS CORP CL A  COMM             026375105     13895    526310 SH        SOLE                   526310
ANHEUSER BUSCH COMPANIES INC  COMM             035229103     13981    279666 SH        SOLE                   279666
APACHE CORP                   COMM             037411105     20566    228362 SH        SOLE                   228362
BLACK & DECKER CORP           COMM             091797100     13054    156707 SH        SOLE                   156707
BRUNSWICK CORP                COMM             117043109      5377    235229 SH        SOLE                   235229
CLOROX CO                     COMM             189054109     13471    220873 SH        SOLE                   220873
COOPER INDUSTRIES INC-W/RTS T COMM             G24182100     17702    346488 SH        SOLE                   346488
DEVON ENERGY CORP             COMM             25179M103     10234    123000 SH        SOLE                   123000
ELECTRONIC DATA SYSTEMS CORP  COMM             285661104     10097    462317 SH        SOLE                   462317
FORTUNE BRANDS INC            COMM             349631101     11579    142088 SH        SOLE                   142088
FREEPORT MCMORAN COPPER &     COMM             35671D857     12048    114864 SH        SOLE                   114864
JOY GLOBAL INC                COMM             481165108     15311    301044 SH        SOLE                   301044
KRAFT FOODS INC               COMM             50075N104      7243    209867 SH        SOLE                   209867
MASCO CORP                    COMM             574599106      8001    345303 SH        SOLE                   345303
MATTEL INC                    COMM             577081102     15026    640501 SH        SOLE                   640501
MERCK & CO INC                COMM             589331107     21850    422710 SH        SOLE                   422710
NEWELL RUBBERMAID INC         COMM             651229106     10648    369472 SH        SOLE                   369472
NORFOLK SOUTHERN CORP         COMM             655844108     20922    403048 SH        SOLE                   403048
PFIZER INC                    COMM             717081103     12993    531861 SH        SOLE                   531861
POLYONE CORP                  COMM             73179P106      5111    684245 SH        SOLE                   684245
TRINITY INDS INC              COMM             896522109     19586    521747 SH        SOLE                   521747
WAL MART STORES INC           COMM             931142103     17228    394680 SH        SOLE                   394680